As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21316

The Kensington Funds

4 Orinda Way, Suite 200C
Orinda, CA 94563

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100, Glendora, CA 91741

1-800-253-2949

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Common Stock (96.9%)

Australia (6.1%)
Macquarie Airports	1,365,356	4,030,396
Macquarie Infrastructure Group	1,831,853	4,654,090
		8,684,486
Austria (1.0%)
Flughafen Wien AG	12,115	1,459,936

Bermuda (0.5%)
Ship Finance International, Ltd.	28,400	746,352

Brazil (0.8%)
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	24,287	1,076,643

Canada (7.7%)
Enbridge, Incorporated	84,900	3,501,210
Pembina Pipeline, Incorporated	79,400	1,260,870
Posh Corporation of Saskatchewan, Incorporated	4,400	682,924
TransCanada Corporation	142,600	5,494,500
		10,939,504
China (4.9%)
Jiangsu Expressway Company, Ltd.	1,950,000	1,753,901
Sichuan Expressway Company, Ltd.	4,096,000	1,478,899
Suntech Power Holdings Company, Ltd. - ADR[1]	37,500	1,521,000
Zhejiang Expressway Company, Ltd.	2,526,100	2,194,167
		6,947,967
France (6.4%)
Suez SA [1]	86,425	5,671,977
Veolia Evnironnement	48,800	3,402,232
		9,074,209
Germany (9.0%)
E. ON AG	42,625	7,890,951
Fraport AG	38,230	2,759,470
RWE AG	17,300	2,126,550
		12,776,971
Great Britain (6.3%)
BBA Aviation Group PLC	434,531	1,297,893
Centrica PLC	452,381	2,677,727
National Grid PLC	244,987	3,362,147
Scottish & Southern Energy PLC	60,400	1,683,006
		9,020,773
Hong Kong (6.6%)
China Agri-Industries Holdings[1]	2,450,000	1,479,573
China Green Holdings , Ltd.	1,348,000	1,491,302
Guangdong Investments, Ltd.	1,392,000	692,186
Pacific Basin Shipping, Ltd.	704,000	1,157,858
PYI Corporation, Ltd.	6,194,000	1,456,447
Sinofert Holdings, Ltd.	1,818,000	1,677,223
Tianjin Development Holdings, Ltd.	2,026,000	1,384,916
		9,339,505
Italy (4.1%)
Autostrada Torino-Milano SpA	123,993	2,378,420
Enel SpA	326,724	3,466,294
		5,844,714
Japan (2.8%)
Kamigumi Company, Ltd.	319,300	2,523,932
Komatsu, Ltd.	50,600	1,406,803
		3,930,735
Malaysia (1.1%)
PLUS Expressways Bhd	1,496,000	1,496,702

Marshall Islands (0.9%)
Teekay Corporation	30,800	1,308,076

Mexico (2.1%)
America Movil SAB de CV - Series L	246,500	785,632
Grupo Aeroportuario del Pacifico SAB de CV - B Shares	164,500	743,768
Grupo Aeroportuario del Sureste SAB de CV	263,100	1,502,298
		3,031,698

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

		SHARES
		OR
		PRINCIPAL
		AMOUNT	MARKET VALUE($)

Netherlands (2.8%)
Chicago Bridge & Iron Company NV		17,800	698,472
Smit Internationale NV		13,731	1,398,225
Koninklijke Vopak NV		30,019	1,888,598
			3,985,295
Russian Federation (0.5%)
Mobile Telesystems - ADR[1]		9,150	694,028

Singapore (1.0%)
SMRT Corporation Ltd.		1,097,000	1,450,499

Spain (8.7%)
Abertis Infraestructuras SA		238,167	7,760,798
Iberdrola SA [1]		299,201	4,638,629
			12,399,427
Switzerland (1.1%)
Flughafen Zuerich AG		3,758	1,574,190

Thailand (2.4%)
Airports Of Thailand PCL		1,143,800	2,070,719
Electricity Generating PCL		456,500	1,391,901
			3,462,620
United States (20.0%)
El Paso Corporation		280,800	4,672,512
EMCOR Group, Incorporated[1]		45,600	1,012,776
Entergy Corporation		10,125	1,104,435
Exelon Corporation		47,350	3,848,134
FPL Group, Incorporated		34,200	2,145,708
Mosaic Company[1]		5,800	595,080
Public Service Enterprise Group, Incorporated		42,200	1,696,018
Rohm & Hass Company		26,200	1,416,896
Spectra Energy Corporation		212,633	4,837,401
Williams Companies, Incorporated		216,915	7,153,857
			28,482,817

Total Common Stock (cost $140,331,366)			137,727,147

Investment Companies (2.0%)

Mutual Funds (2.0%)
Tortoise Capital Resources Corporation		222,601	2,815,903
Total Investment Companies ($2,753,574)			2,815,903

TOTAL INVESTMENTS IN SECURITIES
(cost $143,084,940)+ - 98.8%			140,543,050
Other assets in excess of Liabilities - 1.2%			1,653,613
NET ASSETS - 100.0%			$142,196,663

ADR	American Depository Receipt
[1]	Represents non-income producing securities.

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes			$ 143,084,940
Gross tax unrealized appreciation			3,883,831
Gross tax unrealized depreciation			(6,425,721)
Net tax unrealized appreciation			$ (2,541,890)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$ 123,617,040	$ —
	Level 2 - Other significant observable inputs	$ 16,926,010	$ —
	Level 3 - Significant unobservable inputs	$ —	$ —
	Total	$ 140,543,050	$ —

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
M A R C H 3 1 , 2 0 0 8

Industry	% of Net Assets
Oil and Gas Storage and Transportation	20.3%
Electric Utilities	17.4%
Highways and Railtracks	15.3%
Multi-Utilities	13.3%
Airport Services	10.9%
Marine Ports and Services	4.1%
Construction and Engineering	2.2%
Agricultural Products	2.1%
Fertilizers and Agricultural Chemicals	2.1%
Investment Companies	2.0%
Water Utilities	1.2%
Electrical Components and Equipment	1.1%
Wireless Telecom Services	1.0%
Railroads	1.0%
Specialty Chemicals	1.0%
Construction and Farm Machinery	1.0%
Indy Power Production and Energy Traders	1.0%
Industrial Conglomerates	1.0%
Marine	0.8%

Total Investments in Securities	98.8%
Other Assets in excess of Liabilities	1.2%
Net Assets	100.0%

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 (U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (83.1%)

Australia (4.8%)
Commonwealth Property Office Fund	80,500	97,847
Stockland	66,110	422,322
Valad Property Group	327,767	290,560
Westfield Group	36,202	588,914
		1,399,643
Brazil (2.6%)
BR Malls Participacoes SA [1]	30,800	274,527
General Shopping Brasil SA [1]	36,900	281,581
Rossi Residential SA	25,000	213,854
		769,962
Canada (3.7%)
Brookfield Properties Corporation	14,300	276,133
H&R Real Estate Investment Trust	13,800	262,704
Mainstreet Equity Corporation[1]	17,100	229,899
Riocan Retail Real Estate Investment Trust	14,600	294,432
		1,063,168
Finland (1.2%)
Citycon Oyj	57,154	350,101

France (6.1%)
Klepierre	4,261	261,482
Unibail-Rodamco	5,934	1,527,133
		1,788,615
Great Britain (11.4%)
British Land Company PLC	49,156	895,085
Capital & Regional PLC	67,540	737,234
Derwent London PLC	9,800	295,243
Great Portland Estates PLC	21,644	227,450
Hammerson PLC	24,645	544,873
Land Securities Group PLC	12,900	386,332
Shaftesbury PLC	21,104	241,879
		3,328,096
Hong Kong (9.2%)
Agile Property Holdings, Ltd.	203,700	214,885
Cheung Kong Holdings, Ltd.	29,263	415,483
China Overseas Land & Investment, Ltd.	153,950	284,058
China Resources Land, Ltd.	106,700	185,085
Hang Lung Properties, Ltd.	73,422	259,908
Henderson Land Development Company, Ltd.	38,760	275,411
Hongkong Land Holdings, Ltd.	67,000	276,710
New World Development, Ltd.	88,400	214,223
Sun Hung Kai Properties, Ltd.	36,150	563,897
		2,689,660
Japan (5.2%)
Mitsubishi Estate Co., Ltd.	28,800	699,197
Mitsui Fudosan Co., Ltd.	26,870	533,464
Sumitomo Realty & Development Co., Ltd.	16,200	285,548
		1,518,209

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 (U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Malaysia (0.8%)
E & O Property Development[1]	375,550	221,913

Netherlands (1.7%)
Eurocommercial Properties NV	5,389	301,095
Nieuwe Steen Investments Funds NV	6,800	$194,743
		495,838
Norway (0.7%)
Norwegian Property ASA	24,550	212,122

Singapore (3.2%)
Allco Commercial Real Estate Investment Trust	300,000	178,721
CapitaCommercial Trust	295,500	476,596
CapitaMall Trust	104,700	262,425
		917,742
Sweden (1.3%)
Fabege AB	36,700	392,210

United States (31.2%)
AvalonBay Communities, Incorporated	3,020	291,490
Boston Properties, Incorporated	3,115	286,798
DiamondRock Hospitality Company	20,700	262,269
Digital Realty Trust, Incorporated	8,000	284,000
Equity Residential	14,500	601,605
Essex Property Trust, Incorporated	2,800	319,144
Federal Realty Investment Trust	3,680	286,856
HCP, Incorporated	15,500	524,055
Host Marriott Corporation	15,000	238,800
Kimco Realty Corporation	11,293	442,347
Maguire Properties, Incorporated	41,300	591,003
Mid-America Apartment Communities, Incorporated	4,400	219,296
National Retail Properties, Incorporated	24,466	539,475
Nationwide Health Properties, Incorporated	11,900	401,625
Prologis Trust	9,530	560,936
Public Storage, Incorporated	5,900	522,858
Regency Centers Corporation	4,636	300,227
Simon Property Group, Incorporated	12,110	1,125,140
SL Green Realty Corporation	3,505	285,552
Ventas, Incorporated	13,600	610,776
Vornado Realty Trust	5,080	437,947
		9,132,199

Total Real Estate Common Stock (cost $25,553,067)		24,279,478

Other Equity Investments (0.5%)

Singapore (0.5%)
Hong Leong Asia	85,000	158,088
Total Other Equity Investments ($215,256)		158,088

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 (U n a u d i t e d ) ( c o n t i n u e d )

Repurchase Agreement (11.0%)
Custodial Trust Company, 1.70%, dated 3/31/08,
due 4/01/08, repurchase price $3,227,860
(collateralized by U.S. Treasury Bond, 11/15/18, valued $3,247,771)		$3,227,707	3,227,707

TOTAL INVESTMENTS IN SECURITIES
(cost $28,996,030)+ - 94.6%			27,665,273
Other assets in excess of Liabilities - 5.4%			1,574,766
NET ASSETS - 100.0%			$29,240,039

[1] Represents non-income producing securities.

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes		$ 28,996,030
Gross tax unrealized appreciation			879,964
	Gross tax unrealized depreciation		(2,210,721)
Net tax unrealized appreciation			$ (1,330,757)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$ 10,464,929	$ —
Level 2 - Other significant observable inputs	$ 17,200,344	$ —
Level 3 - Significant unobservable inputs	$ —	$ —
Total	$ 27,665,273	$ —

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
M A R C H 3 1 , 2 0 0 8

Industry	% of Net Assets
Real Estate - Diversified	29.4%
Real Estate - Retail	20.7%
Real Estate - Office	11.7%
Real Estate - Multifamily	7.3%
Real Estate - Healthcare	5.3%
Real Estate - Industrial	1.9%
Real Estate - Net Lease	1.8%
Real Estate - Storage	1.8%
Real Estate - Hotel	1.7%
Real Estate - Homebuilding	1.5%
Diversified	0.5%

Total Investments in Securities	83.6%
Other Assets in excess of Liabilities	16.4%
Net Assets	100.0%

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 (U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (80.7%)

Australia (9.3%)
Commonwealth Property Office Fund	704,500	856,312
Dexus Property Group[1]	1,250,426	1,925,561
Stockland	824,673	5,268,152
Valad Property Group	3,916,541	3,471,952
Westfield Group	633,602	10,307,085
		21,829,062
Brazil (2.9%)
BR Malls Participacoes SA1	252,000	2,246,128
General Shopping Brasil SA1	369,100	2,816,578
Rossi Residential SA	204,200	1,746,761
		6,809,467
Canada (5.4%)
Boardwalk Real Estate Investment Trust	82,700	3,061,620
Brookfield Properties Corporation	126,900	2,450,439
H&R Real Estate Investment Trust	121,500	2,312,933
Mainstreet Equity Corporation[1]	172,300	2,316,469
Riocan Real Estate Investment Trust	130,400	2,629,724
		12,771,185
Finland (2.0%)
Citycon Oyj	755,412	4,627,332

France (8.7%)
Klepierre	38,300	2,350,328
Unibail-Rodamco	70,804	18,221,626
		20,571,954
Germany (1.3%)
Alstria Office Real Estate Investment Trust AG [1]	148,899	3,145,306

Great Britain (18.0%)
British Land Company PLC	623,671	11,356,464
Capital & Regional PLC	798,608	8,717,217
Derwent Valley Holdings PLC	153,075	4,611,663
Great Portland Estates PLC	236,096	2,481,053
Hammerson PLC	310,055	6,854,968
Land Securities Group PLC	202,009	6,049,806
Shaftesbury PLC	204,321	2,341,782
		42,412,953
Hong Kong (13.4%)
Agile Property Holdings, Ltd.	1,832,000	1,932,596
Cheung Kong Holdings, Ltd.	369,737	5,249,618
China Overseas Land & Investment, Ltd.	1,454,050	2,682,911
China Resources Land, Ltd.	1,561,300	2,708,274
Hang Lung Properties, Ltd.	750,378	2,656,282
Henderson Land Development Company, Ltd.	325,740	2,314,561
Hong Kong Land Holdings, Ltd.	445,200	1,838,676
New World Development, Ltd.	984,100	2,384,808
Shimao Property Holdings, Ltd.	1,123,000	2,014,363
Sun Hung Kai Properties, Ltd.	490,350	7,648,872
		31,430,961
Japan (9.5%)
Kenedix Realty Investment Corporation	370	2,238,263
Mitsubishi Estate Company, Ltd.	299,200	7,263,884
Mitsui Fudosan Company, Ltd.	295,030	5,857,387
New City Residence Investment	60	186,597
Nippon Building Fund	225	2,844,101
Sumitomo Realty & Development Company, Ltd.	205,300	3,618,701
Tokyu Real Estate Investment Trust	30	225,722
		22,234,655

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Malaysia (0.7%)
E & O Property Development[1]	2,928,150	1,730,250

Netherlands (2.2%)
Eurocommercial Properties NV	57,489	3,212,036
Nieuwe Steen Investmenrts Funds NV	67,668	1,937,919
		5,149,955
Norway (1.1%)
Norwegian Property ASA	300,850	2,599,468

Singapore (4.8%)
Allco Commercial Real Estate Investment Trust	3,758,800	2,239,250
Ascendas Real Estate Investment Trust	1,699,000	2,937,717
CapitaCommercial Trust	3,124,800	5,039,817
CapitaMall Trust	438,200	1,098,325
		11,315,109
Sweden (1.4%)
Fabege AB	298,500	3,190,042

Total Real Estate Common Stock (cost $198,203,882)		189,817,699

Other Equity Investments (1.3%)

Singapore (1.3%)
Hong Leong Asia , Ltd.	1,604,000	2,983,211
Total Other Equity Investments (cost $4,145,836)		2,983,211

Repurchase Agreement (6.7%)
Custodial Trust Company, 1.700%, dated 03/31/08,
due 4/01/08, repurchase price $15,795,703
(collateralized by U.S. Tresuary Bond, 11/15/18, valued $15,887,746)	$15,794,957	15,794,957

TOTAL INVESTMENTS IN SECURITIES
(cost $218,144,675)+ - 88.7%		208,595,867
Other assets in excess of Liabilities - 11.3%		26,637,255
NET ASSETS - 100.0%		$235,233,122

[1] Represents non-income producing securities.

+		At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes		$ 218,144,675
Gross tax unrealized appreciation		9,235,276
Gross tax unrealized depreciation		(18,784,084)
Net tax unrealized appreciation		$ (9,548,808)

*		Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$ 121,058,407	$ —
	Level 2 - Other significant observable inputs	$ 87,537,460	$ —
	Level 3 - Significant unobservable inputs	$ —	$ —
	Total	$ 208,595,867	$ —

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
M A R C H 3 1 , 2 0 0 8

Industry	% of Net Assets
Real Estate - Diversified	41.0%
Real Estate - Retail	19.1%
Real Estate - Office	12.4%
Real Estate - Multifamily	5.5%
Real Estate -Homebuilding	1.5%
Diversified	1.3%
Real Estate -Industrial	1.2%

Total Investments in Securities	82.0%
Other Assets in excess of Liabilities	18.0%
Net Assets	100.0%

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 (U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (77.9%)

Diversified (4.4%)
Digital Realty Trust, Incorporated	25,000	887,500
Vornado Realty Trust	9,100	784,511
		1,672,011
Healthcare (14.0%)
HCP, Incorporated	43,500	1,470,735
Health Care Real Estate Investment Trust, Incorporated	14,000	631,820
Nationwide Health Properties, Incorporated	38,300	1,292,625
Ventas, Incorporated	42,400	1,904,184
		5,299,364
Hotel (4.4%)
Diamondrock Hospitality Company	45,500	576,485
Host Marriot Corporation	69,000	1,098,480
		1,674,965
Industrial (5.5%)
EastGroup Properties, Incorporated	4,000	185,840
ProLogis Trust	32,550	1,915,893
		2,101,733
Multifamily (12.0%)
Avalonbay Communities, Incorporated	14,200	1,370,584
Equity Residential	24,500	1,016,505
Essex Property Trust, Incorporated	11,200	1,276,576
Mid-America Apartment Communities, Incorporated	17,400	867,216
		4,530,881
Net Lease (4.7%)
National Retail Properties, Incorporated	80,000	1,764,000

Office (7.2%)
Boston Properties, Incorporated	4,295	395,440
Brookfield Properties Corporation	29,796	575,361
Corporate Office Properties Trust	7,090	238,295
Maguire Properties, Incorporated	78,100	1,117,611
SL Green Realty Corporation	4,700	382,909
		2,709,616
Retail (22.2%)
Acadia Realty Trust	17,500	422,625
Developers Diversified Realty Corporation	18,800	787,344
Federal Realty Investment Trust	12,300	958,785
Kimco Realty Corporation	31,200	1,222,104
Regency Centers Corporation	18,500	1,198,060
Simon Property Group, Incorporated	33,200	3,084,612
Taubman Centers, Incorporated	12,700	661,670
		8,335,200

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

		SHARES
		OR
		PRINCIPAL
		AMOUNT	MARKET VALUE($)

Storage (3.5%)
Public Storage, Incorporated		12,632	1,119,448
Sovran Self Storage, Incorporated		4,800	205,008
			1,324,456

Total Real Estate Common Stock (cost $25,084,494)			29,412,226

Repurchase Agreement (22.9%)
Custodial Trust Company, 1.700%, dated 03/31/08 due
04/01/08, repurchase price $8,661,136
(collateralized by U.S. Treasury Bond, 11/15/18, valued at $8,711,927)		$8,660,727	8,660,727

TOTAL INVESTMENTS IN SECURITIES
(cost $33,745,221) - 100.8%			38,072,953
Liabilities in excess of Other Assets - (0.8%)			(310,440)
NET ASSETS - 100.0%			$37,762,513

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes		$ 33,745,221
	Gross tax unrealized appreciation		5,787,674
	Gross tax unrealized depreciation		(1,459,942)
	Net tax unrealized appreciation		$ 4,327,732

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$ 575,361	$ —
Level 2 - Other significant observable inputs	$ 37,497,592	$ —
Level 3 - Significant unobservable inputs	$ —	$ —
Total	$ 38,072,953	$ —

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

K E N S I N G T O N S E L E C T I N C O M E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (12.5%)

Mortgage (2.2%)
iStar Financial, Incorporated	768,678	10,784,552

Net Lease (5.4%)
Capital Lease Funding, Incorporated	1,117,069	8,679,626
Lexington Realty Trust [5]	1,284,900	18,515,409
		27,195,035
Office (4.9%)
Brandywine Realty Trust	330,000	5,596,800
HRPT Properties Trust	2,817,100	18,959,083
		24,555,883

Total Real Estate Common Stock		62,535,470

Real Estate Preferred Stock (112.5%)

Diversified (11.5%)
Colonial Properties Trust, Series D, 8.125%	78,817	1,923,135
Cousins Properties, Incorporated, Series A, 7.75%	510,000	10,781,400
Cousins Properties, Incorporated, Series B, 7.50%	208,000	4,245,280
Digitial Realty Trust, Incorporated, Series A, 8.50%	848,500	19,507,015
Duke Realty Corporation, Series L, 6.60%	150,000	3,313,500
Duke Realty Corporation, Series N, 7.25%	156,973	3,643,343
Duke Realty Corporation, Series O, 8.375%	575,000	14,116,250
		57,529,923
Healthcare (13.7%)
HCP, Incorporated, Series F, 7.10%	101,900	2,230,591
Health Care REIT, Incorporated, Series D, 7.875%	22,000	537,900
Health Care REIT, Incorporated, Series F, 7.625%	336,700	8,063,965
LTC Properties, Incorporated, Series F, 8.00%	1,304,700	31,547,646
Omega Healthcare Investors, Incorporated, Series D, 8.375%	1,050,500	26,262,500
		68,642,602
Hotel (17.4%)
Ashford Hospitality Trust, Series A, 8.55%	368,700	6,820,950
Ashford Hospitality Trust, Series D, 8.45%	720,000	13,158,000
Eagle Hospitality Properties Trust, Series A, 8.25% [1,2,4]	641,300	8,946,135
FelCor Lodging Trust, Incorporated, Series A, 1.95%	245,010	4,836,497
FelCor Lodging Trust, Incorporated, Series C, 8.00%	206,200	4,051,830
Hersha Hospitality Trust, Series A, 8.00%	199,900	4,297,850
Hospitality Properties Trust, Series C, 7.00%	16,300	317,850
Host Marriott Corporation, Series E, 8.875%	511,200	12,856,680
Innkeepers USA Trust, Series C, 8.00% [1,2,4]	166,500	2,024,024
Lasalle Hotel Properties, Series E, 8.00%	150,000	3,276,750
Lasalle Hotel Properties, Series G, 7.25%	100,800	1,965,600
Strategic Hotel & Resorts Inc., Series B, 8.25%	444,800	8,557,952
Strategic Hotel & Resorts Inc., Series C, 8.25%	624,989	11,759,168
Sunstone Hotel Investors, Incorporated, Series A, 8.00%	220,000	4,125,000
		86,994,286
Industrial (3.9%)
EastGroup Properties, Incorporated, Series D, 7.95%	354,100	8,645,352
First Industrial Realty Trust, Incorporated, Series J, 7.25%	304,500	6,287,925
Monmouth Real Estate Investment Corporation, Series A, 7.625%	232,050	4,803,435
		19,736,712

Manufactured Housing (2.1%)
Hilltop Holdings, Incorporated, Series A, 8.25%	507,994	10,688,194

Mortgage (7.0%)
Annaly Mortgage Management, Series A, 7.875%	231,231	4,855,851
Anthracite Capital, Incorporated, Series C, 9.375%	584,300	9,494,875
Anthracite Capital, Incorporated, Series D, 8.25%	265,600	3,519,200
iStar Financial, Incorporated, Series E, 7.875%	437,400	6,757,830
iStar Financial, Incorporated, Series F, 7.8%	272,100	3,814,842
iStar Financial, Incorporated, Series G, 7.65%	185,700	2,518,092
Newcastle Investment Corporation, Series C, 8.05%	154,900	1,830,918
NorthStar Realty Finance Corporation, Series A, 8.75%	169,700	2,402,104
		35,193,712
Multifamily (8.6%)
Apartment Investment & Management Company, Series G, 9.375%	76,900	1,883,281
Apartment Investment & Management Company, Series T, 8.00%	653,500	14,893,265
Apartment Investment & Management Company, Series U, 7.75%	507,000	11,473,410
Associated Estates Realty Corporation, Series B, 8.70%	296,434	7,158,881
Equity Residential Properties, Series K, 8.29% [1,2,4]	141,300	7,802,416
		43,211,253
Net Lease (5.8%)
Capital Lease Funding, Incorporated, Series A, 8.125%	478,000	10,061,900
Enertainment Properties Trust, Series B, 7.75%	72,500	1,631,250
Enertainment Properties Trust, Series E, 9.00%	236,800	5,883,296
Lexington Realty Trust, Series B, 8.05% [3]	488,100	10,372,125
National Retail Properties, Incorporated, Series C, 7.375%	47,900	1,037,035
		28,985,606
Office (19.3%)
Alexandria Real Estate Equities, Inc., Series C, 8.375%	335,190	8,540,641
Biomed Realty Trust, Incorporated, Series A, 7.375%	1,188,900	26,334,135
Brandywine Realty Trust, Series C, 7.50%	34,250	705,208
Corporate Office Properties Trust, Series G, 8.00%	692,825	16,981,141
Corporate Office Properties Trust, Series H, 7.50%	21,400	509,962
Corporate Office Properties Trust, Series J, 7.625%	50,100	1,184,615
Highwoods Properties, Incorporated, Series B, 8.00%	143,628	3,461,435
HRPT Properties Trust, Series B, 8.75% [3]	273,214	6,546,207

K E N S I N G T O N S E L E C T I N C O M E F U N D
	S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
	M A R C H 3 1 , 2 0 0 8 ( c o n t i n u e d )
				SHARES
				OR
				PRINCIPAL
				AMOUNT		MARKET VALUE($)
	Office (19.3%) (continued)
	Kilroy Realty Corporation, Series E, 7.80%			79,384		1,738,907
	Kilroy Realty Corporation, Series F, 7.50%			226,183		4,826,745
	Parkway Properties, Incorporated, Series D, 8.00%			412,100		9,713,197
	PS Business Park, Series H, 7.00%			87,600		1,913,184
	PS Business Park, Series K, 7.95%			164,600		3,950,400
	PS Business Park, Series P, 6.70%			111,400		2,229,114
	SL Green Realty Corporation, Series C, 7.625%			302,823		6,864,997
	SL Green Realty Corporation, Series D, 7.875%			61,900		1,419,367
						96,919,255
	Retail (21.5%)
	CBL & Associates Properties, Incorporated, Series C, 7.75%			260,600		5,368,360
	CBL & Associates Properties, Incorporated, Series D, 7.375%			285,680		5,613,612
	Developers Diversified Realty Corporation, Series G, 8.00%			19,600		470,400
	Glimcher Realty Trust, Series F, 8.75%			600,000		11,238,000
	Glimcher Realty Trust, Series G, 8.125%			74,200		1,263,626
	Kimco Realty Corporation, Series G, 7.75%			1,055,000		25,214,500
	Saul Centers, Incorporated, Series A, 8.00%			230,698		5,652,101
	Saul Centers, Incorporated, Series B, 9.00%			400,000		10,000,000
	Regency Centers Corporation, Series 3, 7.45%			150,000		3,463,500
	Tanger Factory Outlet Centers, Incorporated, Series C, 7.50%			208,200		4,840,650
	Taubman Centers Incorporated, Series G, 8.00%			585,066		13,591,083
	Taubman Centers Incorporated, Series H, 7.625%			15,900		359,976
	Urstadt Biddle Properties, Incorporated, Series C, 8.50%			92,000		9,503,600
	Urstadt Biddle Properties, Incorporated, Series D, 7.50%			484,700		11,072,971
						107,652,379
	Sovereign Agency (0.8%)
	Fannie Mae, 8.25%			100,000		2,404,500
	Federal Home Loan Mortgage Corporation, 8.37%			73,400		1,790,960
						4,195,460
	Storage (0.9%)
	Public Storage, Series G, 7.00%			31,100		727,740
	Public Storage, Series K, 7.25% [3]			150,000		3,553,500
						4,281,240

	Total Real Estate Preferred Stock					564,030,622
	Total Real Estate Common and Preferred Stock (Cost $738,538,729)					626,566,092

	Corporate Bonds (1.4%)

	Diversified (0.1%)
	Taberna Preferred Funding, Limited, Series 2005-3A D, 5.745%, 02/05/36 144A [1,2,4]			$ 4,500,000		45,000
	Taberna Preferred Funding, Limited, Series 2005-3A E, 7.595%, 02/05/36 144A [1,2,4]			$ 4,643,501		46,435
	Taberna Preferred Funding, Limited, Series 2005-2A F, 8.095%, 11/05/35 144A [1,2,4]			$ 28,406,465		284,065
						375,500
	Retail (1.3%)
	The Rouse Company, 7.20%, 09/15/12			7,590,000		6,965,244

	Total Corporate Bonds (Cost $44,466,972)					7,340,744

	Investment Companies (1.4%)
	Highland Distressed Opportunities, Incorporated [5]			521,990		3,648,710
	Tortoise Capital Resources, Corporated [5]			252,150		3,189,698
	Total Investment Companies ($11,479,803)					6,838,408

	Warrants (0.0%)
	Resource Capital Corporation - Warrants			42,500		—
	TOTAL INVESTMENTS IN SECURITIES
	(cost $794,485,504) - 127.8%					640,745,244
	Liabilites in excess of Other Assets - (27.8%)					(139,428,118)
	NET ASSETS - 100.0%					$501,317,126

	[1]	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
	[2]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
	[3]	All or a portion of the security was on loan at March 31, 2008.

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:

	Cost of investments for tax purposes					$ 794,485,504
	Gross tax unrealized appreciation					6,410,846
	Gross tax unrealized depreciation					(160,151,106)
	Net tax unrealized appreciation					$ (153,740,260)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to
	Financial Statements section in the Fund's most recent annual report.

[4]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  On March 31, 2008, Select Income Fund held restricted securities representing 3.82% of net assets.  The retricted securities held as of March 31, 2008, follows:

					Shares /
	Security	Acquisiton Date	Acquisiton Cost		Principal Amount	Value
	Taberna Preferred Funding III Class D	Sep-05	4,500,000		4,643,501	46,435
	Taberna Preferred Funding III Class E	Sep-05	4,500,000		4,500,000	45,000
	Taberna Preferred Funding II 2005-2A F	Jun-05	27,000,000		27,707,070	284,065
	Eagle Hospitality Preferred Series A, 8.25%	Jun-05	16,007,750		641,300	8,946,135
	Innkeepers USA Trust, Series C, 8.00%	Jul-07	3,371,625		166,500	2,024,024
	Equity Residential Properties Preferred Series K, 8.29%	Feb-08	7,298,145		141,300	7,802,416
			$ 62,677,520			$ 19,148,075

K E N S I N G T O N S E L E C T I N C O M E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( c o n t i n u e d )
[5]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Select Income Fund had investments in

		Share	Aggregate	Aggregate	Net		Share
		Balance,	Purchase	Sales	Realized		Balance,	Value,
	Issuer	Dec. 31, 2007	Cost	Cost	Gain (Loss)	Income	March 31, 2008	March 30, 2008
	Highland Distressed Opportunities Inc.	1,099,722	—	4,026,088	(3,509,804)	170,290	521,990	3,648,710	**
	Lexington Reatly Trust [a]	1,284,900	—	—	—	424,017	1,284,900	18,515,409	**
	Tortoise Capital Resources Corporation	852,500	—	7,541,131	(1,222,950)	179,288	252,150	3,189,698	**
			$ —	$ 11,567,219	$ (4,732,754)	$ 773,595		$ 25,353,817

**	Issuer was not an affiliated company at March 31, 2008.
a	Merged with Newkirk Reatly Trust Inc. on January 3, 2007.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

			Investments		Other
			in		Financial
	Description		Securities		Instruments++
	Level 1 - Quoted prices		$ 6,838,408		$ —
	Level 2 - Other significant observable inputs		$ 604,758,761		$ —
	Level 3 - Significant unobservable inputs		$ 29,148,075		$ —
	Total		$ 640,745,244		$ —

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Investments		Other
			in		Financial
			Securities		Instruments
	Balance as of 12/31/07		$ 33,662,356		$ —
	Accrued discounts/premiums		$ —		$ —
	Realized gain (loss)		$ (7,793,791)		$ —
	Change in unrealized appreciation (depreciation)		$ 4,720,356		$ —
	Net purchases (Sales)		$ (5,689,919)		$ —
	Transfers in and/or out of level 3		$ 4,249,073		$ —
	Balance as of 3/31/08		$ 29,148,075		$ —

KENSINGTON STRATEGIC REALTY FUND
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d )
	SHARES	MARKET VALUE($)

Real Estate Common Stock (64.2%)

Diversified (7.4%)
Asset Capital Corporation 1, [3,5]	1,521,125	7,985,906
British Land Company PLC	71,989	1,310,852
Digital Realty Trust, Incorporated [2]	180,000	6,390,000
Vornado Realty Trust [2]	72,900	6,284,709
		21,971,467
Healthcare (11.1%)
HCP, Incorporated [2]	260,000	8,790,600
Health Care Real Estate Investment Trust, Incorporated	112,300	5,068,099
Nationwide Health Properties, Incorporated	258,800	8,734,500
Ventas, Incorporated [2]	230,800	10,365,228
		32,958,427
Hotel (3.3%)
Diamondrock Hospitality Company	485,900	6,156,353
Host Marriot Corporation	225,000	3,582,000
		9,738,353
Industrial (4.0%)
ProLogis Trust [2]	203,200	11,960,352

Mortgage (3.5%)
Annaly Capital Management, Incorporated	216,100	3,310,652
Cypress Sharpridge Investments, Incorporated 144A1, 3, 5	1,250,000	7,187,500
		10,498,152
Multifamily (9.3%)
Avalonbay Communities, Incorporated	90,600	8,744,712
Equity Residential Properties Trust	138,000	5,725,620
Essex Property Trust, Incorporated	60,200	6,861,596
Mainstreet Equity Corporation [3]	299,600	4,027,941
Mid-America Apartment Communities, Incorporated [2]	47,500	2,367,400
		27,727,269
Net Lease (4.2%)
Capital Lease Funding, Incorporated	370,000	2,874,900
National Retail Properties, Incorporated [2]	436,400	9,622,620
		12,497,520
Office (6.0%)
Boston Properties, Incorporated	33,900	3,121,173
Brookfield Properties Corporation	162,700	3,141,737
Maguire Properties, Incorporated [2]	601,100	8,601,741
SL Green Realty Corporation	37,200	3,030,684
		17,895,335
Retail (13.8%)
Acadia Realty Trust	120,000	2,898,000
Kimco Realty Corporation	270,000	10,575,900
Regency Centers Corporation [2]	80,000	5,180,800
Simon Property Group, Incorporated	205,300	19,074,423
Taubman Centers, Incorporated	64,000	3,334,400
		41,063,523
Storage (1.5%)
Public Storage, Incorporated	50,000	4,431,000

TOTAL REAL ESTATE COMMON STOCK		190,741,398

Real Estate Perferred Stock (32.1%)

Diversified (2.1%)
Duke Realty, Series O, 8.375%	251,000	6,162,050

Healthcare (0.9%)
HCP, Incorporated, Series F, 7.10%	48,325	1,057,834
Health Care Real Estate Investment Trust, Incorporated, Series F, 7.625%	71,600	1,714,820
		2,772,654
Hotel (0.3%)
Host Marriot Corporation, Series E, 8.875% [2]	37,344	939,202

Industrial (1.3%)
Eastgroup Properties, Incorporated, Series D, 7.95%	70,000	1,709,050
First Industrial Realty Trust, Series J, 7.25%	102,996	2,126,867
		3,835,917
Manufactured Housing (0.5%)
Hilltop Holdings, Incorporated, Series A, 8.25%	77,200	1,624,288

KENSINGTON STRATEGIC REALTY FUND
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Mortgage (7.1%)
Gramercy Capital Corporation, Series A, 8.125%	256,000	4,672,000
iStar Financial, Incorporated, Series E, 7.875%	154,600	2,388,570
Newcastle Investment Corporation, Series B, 9.75%	109,446	1,565,078
Newcastle Investment Corporation, Series D, 8.375%	67,900	831,775
NorthStar Realty Finance Corporation, Series B, 8.250%	660,600	8,752,950
Rait Financial Trust, Series C, 8.875%	245,625	2,898,375
		21,108,748
Multifamily (3.5%)
Apartment Investment & Management Corporation, Series Y, 7.875%	36,970	820,364
BRE Properties, Incorporated, Series C, 6.75%	115,000	2,458,700
BRE Properties, Incorporated, Series D, 6.75%	52,400	1,119,526
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	245,550	5,954,588
		10,353,178
Net Lease (3.9%)
Lexington Realty Trust, Series D, 7.55% [2]	550,000	10,395,000
National Retail Properties, Incorporated, Series C, 7.375%	58,000	1,255,700
		11,650,700
Office (7.6%)
Alexandria Real Estate Equity, Incorporated, Series C, 8.375%[2]	312,400	7,959,952
Biomed Realty Trust, Incorporated, Series A, 7.375%	256,200	5,674,830
Corporate Office Properties Trust, Series D, 8.00%	113,600	2,784,336
Corporate Office Properties Trust, Series H, 7.50%	55,300	1,317,799
PS Business Park, Incorporated, Series P, 6.70%	50,000	1,000,500
SL Green Realty Corporation, Series C, 7.625%	70,500	1,598,235
SL Green Realty Corporation, Series D, 7.875%	100,000	2,293,000
		22,628,652
Retail (4.2%)
CBL & Associates Properties, Incorporated, Series C, 7.750%	371,000	7,642,600
CBL & Associates Properties, Incorporated, Series D, 7.375%	50,000	982,500
Taubman Centers, Incorporated, Series G, 8.000%	171,400	3,981,622
		12,606,722
Storage (0.6%)
Public Storage, Incorporated, Series N, 7.000%	80,200	1,828,560

TOTAL REAL ESTATE PREFERRED STOCK		95,510,671

Corporate Bonds (7.1%)
Mortgage (5.5%)
Cedarwoods CRE CDO Ltd, Series 2007-2A INC, 0.00%, 2/25/2052 144A [1,3,5]	7,500,000	3,750,000
iStar Financial, Incorporated, 4.875%, 1/15/2009	7,800,000	7,021,334
iStar Financial, Incorporated, 3.350%, 3/16/2009	2,000,000	1,784,308
iStar Financial, Incorporated, 3.340%, 3/9/2010	5,000,000	3,956,305
		16,511,947
Retail (1.6%)
The Rouse Company, 3.625%, 3/15/09	5,000,000	4,733,255

Total Corporate Bonds		21,245,202

Investment Companies (3.8%)
Mutual Funds (3.8%)
iShares Dow Jones US Real Estate Index Fund	5,000	325,500
UltraShort Real Estate ProShares	80,300	7,977,002
Tortoise Capital Resources, Corporated [2]	240,000	3,036,000
Total Investment Companies		11,338,502

Put Options (0.0%)
Newcastle Investment Corporation, $5, Exp. 5/2008	150	4,875
Newcastle Investment Corporation, $5, Exp. 8/2008	415	35,275
Total Put Options		40,150

KENSINGTON STRATEGIC REALTY FUND
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Repurchase Agreement (3.4%)
Custodial Trust Company, 1.700%, dated 3/31/08 due
4/01/08, repurchase price $19,362
(collateralized by Strips-TPRN, 5/15/20, valued at $20,916) [4]	$19,361	19,361

Custodial Trust Company, 3.000%, dated 3/31/08 due
4/01/08, repurchase price $10,062,775
(collateralized by Strips-TPRN, 5/15/20, valued at $10,356,408) [4]	$10,061,937	10,061,937

TOTAL INVESTMENTS IN SECURITIES
(cost $342,119,592) _ 110.6%		328,957,221
Liablities in excess of Other Assets - (10.6%)		(31,533,376)
NET ASSETS- 100.0%		$297,423,845

Securities Sold Short (17.2% )
Diversified (4.9% )
Cousins Properties, Incorporated	126,700	3,130,757
The St. Joe Company	122,500	5,258,925
		8,389,682
Homebuilding (2.0% )
Standard-Pacific Corporation	1,254,254	6,095,675

Mortgage (2.3% )
Gramercy Capital Corporation	14,400	301,392
JER Investors Trust, Incorporated	15,700	133,136
NorthStar Realty Finance Corporation	50,000	408,500
Rait Financial Trust	858,714	5,959,475
		6,802,503
Mutual Funds (8.3%)
iShares Dow Jones US Real Estate Index Fund	355,000	23,110,500
iShares Dow Jones Home Construction Index Fund	73,810	1,482,843
		24,593,343
Office (1.8%)
Parkway Properties Incorporated	141,100	5,215,056

Total Securities Sold Short (Proceeds $24,323,726)		$51,096,259

Written Call Options (0.2% )
Avalonbay Communities, $100, Exp. 4/2008	200	47,000
Avalonbay Communities, $110, Exp. 4/2008	200	7,000
Avalonbay Communities, $110, Exp. 5/2008	200	35,000
Simon Property Group, $95, Exp. 4/2008	800	192,000
Simon Property Group, $100, Exp. 4/2008	300	22,500
Simon Property Group, $105, Exp. 7/2008	500	157,500
Simon Property Group, $110, Exp. 07/2008	100	19,250
Vornado Realty Trust, $90, Exp. 4/2008	200	40,000
Vornado Realty Trust, $95, Exp. 6/2008	10	3,025
Total Options Written (Premiums received $573,929)		$523,275

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	$ 342,119,592
	Gross tax unrealized appreciation	31,070,852
	Gross tax unrealized depreciation	(44,233,223)
	Net tax unrealized depreciation	$ (13,162,371)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

KENSINGTON STRATEGIC REALTY FUND
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

[1] The Adviser, using Board approved procedures, has determined all or a portion of the security to be illiquid.
[2] All or a portion of the security was on loan at March 31, 2008.
[3] Represents non-income producing securities.
[4] Security purchased with the cash proceeds from securities loaned.
[5] Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  On March 31, 2008, Strategic Realty Fund held restricted securities representing 6.4% of net assets.  The restricted securities held as of March 31, 2008, follows:

					Acquisiton	Shares /
Security				Acquisiton Date	Cost	Principal Amount	Value
Asset Capital Corp. Inc.				Jun-05	12,929,563	1,521,125	7,985,906
Cedarwoods CRE CDO Ltd, Series 2007-2A Inc, 0.00%, 2/25/52				Feb-07	7,500,000	7,500,000	3,750,000
Cypress Sharpridge Investments				Dec-06	12,500,000	1,250,000	7,187,500
					$ 32,929,563		$ 18,923,406

[6] These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Strategic Realty Fund had investments in such affiliated companies.  A summary of the transactions for each issuer who is an affiliate during the three months ended March 31, 2008, follows:

	Share	Aggregate	Aggregate	Net		Share
	Balance,	Purchase	Sales	Realized		Balance,	Value,
Issuer	Dec. 31, 2007	Cost	Cost	Gain (Loss)	Income	Mar. 31, 2008	Mar. 31, 2008
Lexington Reatly Trust [a]	418,000	$ —	$ 6,429,847	$ (1,955,784)	$ —	—	—	**
		$ —	$ 6,429,847	$ (1,955,784)	$ —		$ —

** Issuer was not an affiliated company at March 31, 2008
[a] Merged with Newkirk Reatly Trust Inc. on Jan 3, 2007.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

				Investments		Other
				in		Financial
Description				Securities		Instruments++
Level 1 - Quoted prices				$ 18,548,330		$ 50,654
Level 2 - Other significant observable inputs				$ 291,485,485		$ —
Level 3 - Significant unobservable inputs				$ 18,923,406		$ —
Total				$ 328,957,221		$ 50,654

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

				Investments		Other
				in		Financial
				Securities		Instruments
Balance as of 12/31/07				$ 26,484,954		$ —
	Accrued discounts/premiums			$ —		$ —
	Realized gain (loss)			$ (2,453,883)		$ —
	Change in unrealized appreciation (depreciation)			$ (2,287,548)		$ —
	Net purchases (Sales)			$ (2,820,117)		$ —
	Transfers in and/or out of level 3			$ —		$ —
Balance as of 3/31/08				$ 18,923,406		$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Kensington Funds

By  /s/ John P. Kramer
             John P. Kramer, President

Date   5/23/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John P. Kramer
             John P. Kramer, President

Date   5/23/08

By  /s/ Cynthia M. Yee
                             Cynthia M. Yee, Treasurer

Date   5/23/08